Other current assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Current Assets [Abstract]
Schedule of Other Current Assets
The composition of other current assets as of 31 December 2024 and 31 December 2023 is as follows:

	31 December 2024	31 December 2023
Value-added tax	17,719	8,801
Prepaid expenses	23,984	22,035
Proceeds receivable from sale of joint venture (Note 26)	5,950	—
Other short-term receivables	411	1,035
	48,064	31,871